SUBSEQUENT EVENTS - Divestiture of India Operations (Details)		3 Months Ended		12 Months Ended
	Apr. 06, 2026 USD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 06, 2026 ₨ / shares
SUBSEQUENT EVENTS
Revenues | $		$ 8,172,553	$ 8,988,343	$ 35,836,809	$ 22,652,885
India
SUBSEQUENT EVENTS
Revenues | $				2,768,848	$ 1,713,688
Sales revenue net member | Geography | India
SUBSEQUENT EVENTS
Revenues | $				$ 2,700,000
Concentration risk percentage				7.70%
Subsequent events | Blue Cloud
SUBSEQUENT EVENTS
Number of shares outstanding	923,081,600
Subsequent events | Disposal by means other than sale | GIX
SUBSEQUENT EVENTS
Percentage of interest disposed	100.00%
Equity consideration	170,000,000
Equity consideration, face value per share | ₨ / shares						₨ 1
Equity consideration, price per share | ₨ / shares						₨ 21.93
Number of shares exchanged	212,500,000
Swap ratio	0.8
Number of shares received upon exchange	160,000,000
Intangibles assets, consideration | $	$ 39,600,000
Percentage of ownership held by entity post swap transaction	17.33%
Share transfer lock in period	6 months
Subsequent events | Disposal by means other than sale | GIX | AstraBridge Inc.
SUBSEQUENT EVENTS
Number of shares received upon exchange	10,000,000